Share Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share Based Compensation
16.
Share based compensation

In March 2016, the Group’s shareholders and board of directors adopted the Amended and Restated Share Incentive Plan (“2016 Plan”) to grant share-based compensation awards to attract, motivate, retain and reward certain directors, officers, employees and other eligible persons and to further link the interests of award recipients with those of the Group’s shareholders. The maximum aggregate number of ordinary shares that may be issued under the 2016 Plan is 21,920,964 ordinary shares.

In 2021, the Group adopted the 2021 share incentive plan (“2021 Plan”), to promote the success and enhance the value of the Group by linking the personal interests of the directors, employees, and consultants to those of the Group’s shareholders and by providing such individuals with an incentive for outstanding performance to generate superior returns to the Group’s shareholders. The maximum aggregate number of ordinary shares that may be issued under 2021 Plan is 6,021,619.

Share options

Under the 2016 Plan, options granted to employees vest upon satisfaction of a service condition, which is generally satisfied over four years. Additionally, the 2016 Plan includes a condition where employees can only exercise vested options upon the occurrence of the Company's ordinary shares becoming listed securities, which substantially creates a performance condition ("IPO Condition") that had not been met prior to the Company's IPO. The Group granted 4,074,384, 1,726,988 and 6,343,363 share options with IPO condition to certain employees in the 2019, 2020 and in the April and June 2021, respectively. Therefore, the Group has not recognized any stock-based compensation expenses related to the options granted until June 2021 the performance condition has been met by the IPO completion. The Group granted 525,706 and 3,559,433 share options with service condition to certain employees after completion of IPO in 2021 and 2022, respectively. The options expire in ten years from the date of grant.

16.
Share based compensation—(Continued)

In determining the fair value of the stock options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2020, 2021 and 2022 were as follows:

For the years ended December 31,
	2020	2021	2022
Expected volatility	47.28%~48.09%	48.47%~48.70%	47.80%~48.20%
Risk-free interest rate (per annum)	0.66%~0.92%	1.35%~1.62%	1.51%~2.94%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	RMB36.02~RMB47.16	RMB40.61~RMB109.73	RMB19.43~RMB62.05
Fair value of share option	RMB35.37~RMB46.53	RMB39.98~RMB109.10	RMB18.39~RMB61.01

The Group estimated expected volatility by reference to the historical price volatilities of ordinary shares of comparable companies over a period close to the contract term of the options. The Group estimated the risk-free interest rate based on the yield to maturity of U.S. government bonds at grant date with a maturity period close to the contract term of options, adjusted by country risk differential between U.S. and China. The Group estimated exercise multiples based on empirical research on typical employee stock option exercising behavior. The dividend yield was estimated as zero based on the plan to retain profit for corporate expansion and no dividend will be distributed in the near future. The Group determined the fair value of ordinary shares underlying each share option grant based on estimated equity value and allocation of it to each element of its capital structure. Upon the completion of IPO, the Company used the closing price of ordinary shares on the grant date as the fair value of ordinary share on the grant date. The assumptions used in share-based compensation expenses recognition represent the Group’s best estimates, but these estimates involve inherent uncertainties and the application of judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period.

The following table summarized the Group’s share option activities under the Option Plans for the year ended December 31, 2022:

	Number of options	Weighted average exercise price per share	Weighted average grant date fair value per share	Weighted average remaining contractual life	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding as of December 31, 2021	17,942,271	0.63	31.78	7.04	676,115
Granted	3,559,433	0.65	22.46
Forfeited	(569,963)	0.63	47.32
Exercised	(3,971,624)	0.60	34.23		135,949
Outstanding as of December 31, 2022	16,960,117	0.64	28.73	6.66	305,280
Vested and expect to vest at December 31, 2022	16,960,117	0.64	28.73
Exercisable at December 31, 2022	10,031,941	0.64	24.33	5.94	180,574

The weighted-average grant-date fair value of options granted during the year 2020, 2021 and 2022 was RMB40.90, RMB57.05 and RMB22.46, respectively. The total intrinsic value of options exercised during the years ended December 31, 2020, 2021 and 2022, was nil, RMB16,372 and RMB135,949, respectively.

For the year ended December 31, 2022, share-based compensation of RMB169,941 has been recognized. As of December 31, 2022, there were RMB224,042 of total unrecognized compensation expenses related to options which is expected to be recognized over a weighted average period of 1.56 years.

16.
Share based compensation—(Continued)

Restricted share units

In April 2021, the Group granted a total of 2,964,091 Restricted Share Units ("RSUs") to the management team under 2021 plan, which is vested immediately upon grant. In July 2021, the Group granted a total of 16,500 RSUs under 2016 plan to the management team and the vesting period is three years. In 2022, the Group granted a total of 172,333 RSUs to the management team under 2021 plan, among which 133,333 RSUs vested immediately upon grant, 30,000 RSUs vested on first and second anniversary date of grant and 9,000 RSUs vested on first, second and third anniversary date of grant.

Compensation expense based on fair value is amortized over the requisite service period of award using the straight-line vesting attribution method.

A summary of the RSUs activities for the year ended December 31, 2022 is as follows:

	Number of restricted shares	Weighted average grant-date fair value	Weighted average remaining contractual life
		RMB	Years
Outstanding as of December 31, 2021	16,500	95.46	2.46
Granted	172,333	22.98	—
Vested	(138,833)	27.70	—
Outstanding as of December 31, 2022	50,000	33.81	2.17

The weighted-average grant-date fair value of RSUs granted during the year 2021 and 2022 was RMB163,992, and RMB3,960, respectively. The total intrinsic value of RSUs vested during the years ended December 31, 2021 and 2022 was RMB162,343 and RMB3,845, respectively and total intrinsic value of outstanding RSUs as of December 31, 2022 was RMB1,690.

The share-based compensation expense related to RSUs of nil, RMB164,268 and RMB4,295 were recognized by the Group for the years ended December 31, 2020, 2021 and 2022, respectively.

As of December 31, 2022, there were RMB1,751 of total unrecognized compensation expenses related to RSUs for the future period.

The Group recorded share-based compensation expense of nil, RMB 454,552 and RMB 174,236 for the years ended December 31, 2020, 2021 and 2022, respectively, which were classified in the consolidated statements of operations as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Fulfillment expenses	—	59,583	44,408
Selling and marketing expenses	—	38,463	36,104
General and administrative expenses	—	316,911	71,696
Technology and content expenses	—	36,595	22,028